UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices)(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31

Date of reporting period:	1/31/19

Item 1. Schedule of Investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS (99.48%)	Shares	Fair Value

Australia (23.25%)
Biotechnology (2.16%)
CSL Ltd.	2,500	$355,409

Diversified Support Services (1.22%)
Brambles Ltd.	25,950	201,302

Gas Utilities (1.22%)
APA Group	30,000	200,502

Health Care Equipment (3.45%)
Cochlear Ltd.	4,000	565,181

Health Care Facilities (0.50%)
Ramsay Health Care Ltd.	2,000	82,583

Health Care Services (2.90%)
Sonic Healthcare Ltd.	28,382	475,966

Human Resource & Employment Services (1.51%)
SEEK Ltd.	20,000	247,897

Integrated Oil & Gas (0.32%)
Origin Energy Ltd.(a)	10,000	52,235

Internet Software & Services (1.18%)
carsales.com Ltd.	21,151	194,469

Marine Ports & Services (0.96%)
Qube Holdings Ltd.	80,846	158,369

Multi-Utilities (2.70%)
AGL Energy Ltd.	28,358	442,991

Paper Packaging (1.16%)
Orora Ltd.	83,105	191,459

Property & Casualty Insurance (2.86%)
QBE Insurance Group Ltd.	20,000	156,477

Suncorp Group Ltd.	33,170	313,645
		470,122
Regional Banks (0.41%)
Bank of Queensland Ltd.	9,173	67,946

Steel (0.70%)
Coronado Global Resources, Inc.- CDI(a)	50,000	115,501

Total Australia		3,821,932
New Zealand (76.23%)
Air Freight & Logistics (7.66%)
Freightways Ltd.	123,540	647,748
Mainfreight Ltd.	28,000	610,060
		1,257,808
Biotechnology (0.56%)
Pacific Edge Ltd.(a)	400,000	92,715

Distillers & Vintners (1.68%)
Delegat Group Ltd.	41,456	276,435

Diversified Banks (1.51%)
Heartland Group Holdings Ltd.	259,758	247,765

Drug Retail (0.83%)
Green Cross Health Ltd.	181,796	137,008

Electric Utilities (5.33%)
Infratil Ltd.	260,777	680,171
Mercury NZ Ltd.	80,000	195,490
		875,661
Electronic Equipment & Instruments (2.05%)
ikeGPS Group Ltd.(a)	748,033	336,552

Health Care Equipment (1.55%)
Fisher & Paykel Healthcare Corporation Ltd.	29,221	254,304

Health Care Facilities (5.51%)
Arvida Group Ltd.	430,000	390,059
Ryman Healthcare Ltd.	71,000	514,463
		904,522
Health Care Services (2.49%)
Abano Healthcare Group Ltd.	90,900	409,509

Home Furnishing Retail (2.50%)
Briscoe Group Ltd.	183,520	411,251

Hotels Resorts & Cruise Lines (3.71%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	610,202

Industrial Machinery (1.28%)
Skellerup Holdings Ltd.	150,000	209,875

Marine Ports & Services (26.47%)
Marsden Maritime Holdings Ltd.	81,425	290,931
Port of Tauranga Ltd.	75,000	267,348
South Port New Zealand Ltd.	825,929	3,791,406
		4,349,685
Oil & Gas Refining & Marketing (4.57%)
New Zealand Refining Company Ltd.	345,157	556,562
Z Energy Ltd.	47,000	195,150
		751,712
Other Diversified Financial Services (0.49%)
Turners Automotive Group Ltd.	50,000	80,600

Packaged Foods & Meats (3.48%)
New Zealand King Salmon Investments Ltd.	95,000	139,489
Sanford Ltd.	93,406	432,832
		572,321
Personal Products (1.73%)
Comvita Ltd.	90,000	284,614

Property & Casualty Insurance (0.61%)
TOWER Ltd.(a)	200,000	100,940

Reinsurance (0.00%)
CBL Corporation Ltd.(a)(b)	255,000	—

Renewable Electricity (2.22%)
Meridian Energy Ltd.	150,000	365,495

Total New Zealand		12,528,974

Total Common Stocks (Cost $10,704,858)		16,350,906

MONEY MARKET FUNDS (0.68%)

Federated Government Obligations Fund, Institutional Class, 2.26%(c)	112,282	112,282

Total Money Market Funds (Cost $112,282)	112,282

Total Investments (100.16%) (Cost $10,817,140)	16,463,188

Liabilities in Excess of Other Assets (-0.16%)	(27,101)

NET ASSETS — 100.00%	$16,436,087

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.00% of the Fund’s net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

CDI – Chess Depositary Interest

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS (89.95%)	Shares	Fair Value

Botswana (0.02%)
Food Retail (0.02%)
Choppies Enterprises Ltd.(a)(b)	121,810	$643

Egypt (0.81%)
Diversified Banks (0.81%)
Commercial International Bank Egypt SAE	5,000	24,275

South Africa (88.14%)
Agricultural Products (0.84%)
Crookes Brothers Ltd.(a)	8,000	25,326

Airlines (2.79%)
Comair Ltd.	227,570	83,706

Apparel Retail (1.68%)
Mr. Price Group Ltd.	3,000	50,426

Asset Management & Custody Banks (1.50%)
Coronation Fund Managers Ltd.	14,500	45,116

Automotive Retail (1.30%)
Combined Motor Holdings Ltd.	15,000	23,347
Motus Holdings Ltd. - ADR	2,400	15,720
		39,067
Cable & Satellite (5.34%)
Naspers Ltd., N Shares	700	160,397

Coal & Consumable Fuels (0.77%)
Exxaro Resources Ltd.	2,000	23,205

Construction & Engineering (1.38%)
Murray & Roberts Holdings Ltd.	9,000	9,680
Wilson Bayly Holmes-Ovcon Ltd.	3,000	31,658
		41,338
Distributors (0.40%)
Imperial Holdings Ltd. - ADR	2,400	12,032

Diversified Banks (14.85%)
Capitec Bank Holdings Ltd.	2,850	250,513
Nedbank Group Ltd.	3,000	64,619
Standard Bank Group Ltd. - ADR	8,800	131,208
		446,340
Diversified Chemicals (3.22%)
Sasol Ltd. - ADR	3,200	96,672

Environmental & Facilities Services (3.41%)
Interwaste Holdings Ltd.	1,202,469	102,418

Food Distributors (2.25%)
Bid Corporation Ltd.	3,167	67,641

Food Retail (2.20%)
Shoprite Holdings Ltd. - ADR	5,400	66,042

Gold (2.79%)
AngloGold Ashanti Ltd. - ADR	3,000	42,870
Gold Fields Ltd. - ADR	10,000	41,000
		83,870
Health Care Facilities (1.31%)
Mediclinic International Ltd.	9,562	39,425

Human Resource & Employment Services (1.00%)
Adcorp Holdings Ltd.(a)	20,000	30,150

Industrial Conglomerates (2.12%)
Bidvest Group Ltd.	4,167	63,634

Life & Health Insurance (8.80%)
Clientele Ltd.	90,000	111,931
Discovery Ltd.	9,000	108,010
MMI Holdings Ltd.(a)	35,000	44,399
		264,340
Marine (1.34%)
Grindrod Ltd.(a)	70,000	40,310

Other Diversified Financial Services (10.18%)
Alexander Forbes Group Holdings Ltd.	100,000	34,672
FirstRand Ltd.	14,300	74,792
PSG Group Ltd.	10,400	196,397
		305,861

Packaged Foods & Meats (5.64%)
Astral Foods Ltd.	4,000	49,036
Pioneer Foods Group Ltd.	4,000	23,966
RCL Foods Ltd.	57,559	67,159
Tiger Brands Ltd.	1,400	29,149
		169,310
Paper Products (2.15%)
Sappi Ltd.	11,000	64,688

Pharmaceuticals (1.09%)
Aspen Pharmacare Holdings Ltd.	3,000	32,851

Precious Metals & Minerals (2.06%)
Anglo American Platinum Ltd.	800	38,471
Impala Platinum Holdings Ltd.(a)	8,000	23,306
		61,777
Technology Distributors (0.91%)
Alviva Holdings Ltd.	20,700	27,304

Trading Companies & Distributors (2.19%)
Barloworld Ltd.	4,300	39,217
Trencor Ltd.	12,000	26,502
		65,719
Trucking (1.30%)
Value Group Ltd.	87,364	39,181

Wireless Telecommunication Services (3.33%)
MTN Group Ltd. - ADR	7,000	45,570
Vodacom Group Ltd.	6,000	54,532
		100,102
Total South Africa		2,648,248
Zambia (0.98%)
Packaged Foods & Meats (0.98%)
Zambeef Products plc(a)	220,000	29,573

Total Common Stocks (Cost $2,546,371)		2,702,739

EXCHANGE-TRADED FUNDS - 8.03%

Global X MSCI Nigeria ETF	5,550	92,408
VanEck Vectors Africa Index ETF	6,795	148,742
		241,150

Total Exchange-Traded Funds Cost ($315,139)		241,150

MONEY MARKET FUNDS (0.22%)

Federated Government Obligations Fund, Institutional Class, 2.26%(c)	6,689	6,689

Total Money Market Funds (Cost $6,689)		6,689

Total Investments (98.20%) (Cost $2,868,199)		2,950,578

Other Assets in Excess of Liabilities (1.80%)		54,062

NET ASSETS — 100.00%		$3,004,640

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.02% of the Fund’s net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS (99.01%)	Shares	Fair Value

Japan (99.01%)
Air Freight & Logistics (4.33%)
Kintetsu World Express, Inc.	4,000	$57,991
Yamato Holdings Company Ltd.	7,000	186,527
		244,518
Auto Parts & Equipment (1.15%)
NGK Spark Plug Company Ltd.	3,000	64,641

Automobile Manufacturers (2.18%)
Toyota Motor Corporation - ADR	1,000	123,170

Brewers (2.96%)
Kirin Holdings Company Ltd.	7,000	167,124

Construction & Engineering (5.01%)
Kajima Corporation	12,850	182,796
Taihei Dengyo Kaisha Ltd.	3,000	66,985
Takada Corporation	6,000	33,138
		282,919
Consumer Electronics (2.66%)
Sony Corporation - ADR	3,000	150,360

Distributors (1.10%)
Yamae Hisano Company Ltd.	5,200	62,348

Diversified Real Estate Activities (4.96%)
Mitsui Fudosan Company Ltd.	3,000	72,888
Sumitomo Realty & Development Company Ltd.	4,000	152,766
Tokyu Fudosan Holdings Corporation	10,000	54,483
		280,137
Drug Retail (1.84%)
Sugi Holdings Company Ltd.	2,500	103,800

Electric Utilities (1.68%)
Tohoku Electric Power Company, Inc.	7,000	94,908

Electrical Components & Equipment (1.70%)
Nidec Corporation - ADR	3,200	96,096

Electronic Components (1.12%)
ALPS Electric Company Ltd.	3,000	63,245

Electronic Equipment & Instruments (2.23%)
Hitachi Ltd.	4,000	125,840

Food Retail (1.23%)
Maxvalu Kyushu Company Ltd.	3,000	69,321

Health Care Equipment (6.65%)
CYBERDYNE, Inc.(a)	14,000	89,426
Terumo Corporation	5,000	285,474
		374,900
Health Care Supplies (12.99%)
Asahi Intecc Company Ltd.	11,500	500,528
Hoya Corporation	4,000	232,160
		732,688
Household Products (3.29%)
Unicharm Corporation	6,000	185,694

Industrial Machinery (3.45%)
FANUC Corporation	700	119,062
Meidensha Corporation	5,600	75,528
		194,590
IT Consulting & Other Services (2.80%)
INES Corporation	5,000	60,715
Otsuka Corporation	3,000	97,109
		157,824
Leisure Products (3.36%)
Sankyo Company Ltd.	2,000	77,516
Shimano, Inc.	800	112,258
		189,774
Life & Health Insurance (5.15%)
Dai-ichi Life Holdings, Inc.	11,000	178,615
T&D Holdings, Inc.	9,000	111,732
		290,347
Marine (0.69%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	39,149

Other Diversified Financial Services (1.07%)
ORIX Corporation	4,000	60,338

Pharmaceuticals (1.79%)
Sosei Group Corporation(a)	10,800	100,837

Railroads (12.68%)
East Japan Railway Company	1,500	138,981
Hankyu Hanshin Holdings, Inc.	4,400	157,064
Keikyu Corporation	6,500	110,714
Keio Corporation	3,600	206,821
Tobu Railway Company Ltd.	3,600	101,677
		715,257
Regional Banks (0.64%)
Nishi-Nippon Financial Holdings, Inc.	4,000	36,079

Retail REITs (1.94%)
Fukuoka REIT Corporation	70	109,334

Soft Drinks (2.19%)
Coca-Cola West Company Ltd.	4,000	123,559

Specialized Finance (1.40%)
Kyushu Leasing Service Company Ltd.	13,000	78,948

Specialty Chemicals (0.86%)
JSR Corporation	3,000	48,507

Tires & Rubber (1.36%)
Bridgestone Corporation	2,000	76,986

Trucking (2.55%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	49,178
Nippon Express Company Ltd.	1,500	94,926
		144,104

Total Common Stocks (Cost $3,754,364)		5,587,342

Total Investments (99.01%) (Cost $3,754,364)		5,587,342

Other Assets in Excess of Liabilities (0.99%)		55,939

NET ASSETS — 100.00%		$5,643,281

(a)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS (99.60%)	Shares	Fair Value

Bermuda (0.65%)
Reinsurance (0.65%)
Blue Capital Reinsurance Holdings Ltd.	14,000	$95,620

Chile (2.73%)
Brewers (2.73%)
Cia Cervecerias Unidas SA - ADR	14,401	401,932

Denmark (0.94%)
Diversified Banks (0.94%)
Danske Bank A/S - ADR	15,000	138,150

France (2.67%)
Diversified Chemicals (2.67%)
Arkema SA - ADR	4,130	392,825

Germany (3.26%)
Automobile Manufacturers (0.66%)
Porsche Automobil Holding SE - ADR	15,000	96,600

Industrial Conglomerates (2.60%)
Siemens AG - ADR	7,000	384,090

Total Germany		480,690
India (2.67%)
Diversified Banks (2.67%)
HDFC Bank Ltd. - ADR	4,000	392,880

Israel (3.36%)
Application Software (3.36%)
NICE-Systems Ltd. - ADR(a)	4,500	494,775

Japan (7.24%)
Consumer Electronics (1.70%)
Sony Corporation - ADR	5,000	250,600

Electrical Components & Equipment (3.06%)
Nidec Corporation - ADR	15,000	450,450

Tires & Rubber (2.48%)
Bridgestone Corporation - ADR	19,000	364,895

Total Japan		1,065,945
Mexico (1.27%)
Broadcasting (1.27%)
Grupo Televisa SA - ADR	15,000	187,650

Netherlands (4.08%)
Diversified Banks (0.81%)
ING Groep N.V. - ADR	10,000	118,700

Personal Products (3.27%)
Unilever N.V. - ADR	9,000	481,590

Total Netherlands		600,290
Norway (2.34%)
Multi-Line Insurance (2.34%)
Gjensidige Forsikring ASA - ADR	20,000	344,988

Panama (0.97%)
Airlines (0.97%)
Copa Holdings, SA, Class A	1,500	142,275

South Africa (1.99%)
Food Retail (1.99%)
Shoprite Holdings Ltd. - ADR	24,000	293,520

Spain (0.65%)
Diversified Banks (0.65%)
Banco Santander S.A. - ADR	20,162	95,568

Switzerland (6.12%)
Packaged Foods & Meats (3.41%)
Nestlé SA - ADR	5,750	501,630

Pharmaceuticals (2.71%)
Roche Holding AG - ADR	12,000	399,600

Total Switzerland		901,230
United Kingdom (11.91%)
Distillers & Vintners (2.90%)
Diageo plc - ADR	2,800	427,420

Integrated Oil & Gas (3.68%)
BP plc - ADR	13,195	542,578

Pharmaceuticals (3.72%)
AstraZeneca plc - ADR	8,000	292,640
GlaxoSmithKline plc - ADR	6,500	254,800
		547,440
Publishing (1.61%)
Pearson plc - ADR	20,000	237,600

Total United Kingdom		1,755,038
United States (46.75%)
Alternative Carriers (1.11%)
ORBCOMM, Inc.(a)	20,000	162,800

Automotive Retail (1.66%)
Group 1 Automotive, Inc.	4,000	244,120

Biotechnology (2.15%)
United Therapeutics Corporation(a)	2,750	317,158

Broadcasting (0.68%)
Beasley Broadcast Group, Inc., Class A	22,000	99,440

Communications Equipment (2.28%)
KVH Industries, Inc.(a)	30,000	335,400

Construction Machinery & Heavy Trucks (3.68%)
Miller Industries, Inc.	18,000	540,900

Diversified Banks (1.38%)
Wells Fargo & Company	4,161	203,514

Gas Utilities (1.27%)
Northwest Natural Holdings Company	3,000	187,800

Health Care Supplies (1.42%)
Dentsply Sirona, Inc.	5,000	209,750

Home Entertainment Software (1.25%)
Electronic Arts, Inc.(a)	2,000	184,480

Household Products (2.29%)
Procter & Gamble Company (The)	3,500	337,645

Industrial Machinery (0.87%)
Briggs & Stratton Corporation	10,000	128,800

Integrated Oil & Gas (1.95%)
Chevron Corporation	2,500	286,625

Life Sciences Tools & Services (3.34%)
Thermo Fisher Scientific, Inc.	2,000	491,340

Movies & Entertainment (2.27%)
Walt Disney Company (The)	3,000	334,560

Oil & Gas Equipment & Services (1.28%)
Halliburton Company	6,000	188,160

Packaged Foods & Meats (0.86%)
Cal-Maine Foods, Inc.	3,000	126,540

Railroads (4.61%)
Genesee & Wyoming, Inc., Class A(a)	2,250	176,670
Norfolk Southern Corporation	3,000	503,220
		679,890
Regional Banks (0.96%)
Umpqua Holdings Corporation	8,000	141,440

Semiconductors (3.10%)
Intel Corporation	3,500	164,920
Skyworks Solutions, Inc.	4,000	292,160
		457,080
Systems Software (1.06%)
Microsoft Corporation	1,500	156,645

Technology Hardware Storage & Peripherals (7.28%)
Apple, Inc.	3,000	499,320
NetApp, Inc.	9,000	573,930
		1,073,250
Total United States		6,887,338

Total Common Stocks (Cost $10,963,912)		14,670,713

Total Investments (99.60%) (Cost $10,963,912)		14,670,713

Other Assets in Excess of Liabilities (0.40%)	58,850

NET ASSETS — 100.00%	$14,729,563

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS (90.07%)	Shares	Fair Value

Airport Services (2.14%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	$236,535

Alternative Carriers (0.99%)
Zayo Group Holdings, Inc.(a)	4,000	109,800

Building Products (3.53%)
Lennox International, Inc.	1,700	389,776

Construction & Engineering (1.26%)
Kajima Corporation - ADR	10,000	139,600

Construction Materials (4.70%)
CEMEX SAB de CV - ADR(a)	20,000	108,800
James Hardie Industries plc - ADR	25,000	281,000
Summit Materials, Inc., Class A - ADR(a)	8,535	130,244
		520,044
Diversified Real Estate Activities (0.96%)
Lend Lease Group - ADR	11,900	105,315

Diversified REITs (6.62%)
STORE Capital Corporation	7,600	245,632
Washington Real Estate Investment Trust	6,000	152,100
WP Carey, Inc.	4,470	334,758
		732,490
Health Care REITs (1.60%)
Ventas, Inc.	2,750	177,348

Home Improvement Retail (2.26%)
Lowe's Companies, Inc. (b)	2,600	250,016

Homebuilding (2.71%)
NVR, Inc.(a)	50	133,000
Toll Brothers, Inc. (b)	4,500	166,230
		299,230
Hotel & Resort REITs (4.64%)
Host Hotels & Resorts, Inc.	7,717	139,369
Ryman Hospitality Properties, Inc.	3,024	242,978

Summit Hotel Properties, Inc.	11,700	130,689
		513,036
Hotels Resorts & Cruise Lines (2.14%)
InterContinental Hotels Group plc - ADR	4,103	236,784

Industrial REITs (3.87%)
EastGroup Properties, Inc.	1,200	124,152
Prologis, Inc.	2,000	138,320
STAG Industrial, Inc.	6,000	165,420
		427,892
IT Consulting & Other Services (1.09%)
InterXion Holding N.V.(a)	2,000	120,080

Mortgage REITs (7.91%)
Annaly Capital Management, Inc.	13,200	137,808
Granite Point Mortgage Trust, Inc.	12,000	234,240
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	171,684
Ladder Capital Corporation	9,342	161,710
New Residential Investment Corporation	10,000	169,800
		875,242
Office REITs (7.23%)
Alexandria Real Estate Equities, Inc.	1,850	243,664
Boston Properties, Inc.	1,450	191,212
Douglas Emmett, Inc.	3,000	113,490
SL Green Realty Corporation (b)	2,720	251,410
		799,776
Real Estate Operating Companies (1.34%)
IRSA Inversiones y Representaciones SA - ADR(a)	5,046	77,910
IRSA Propiedades Comerciales SA - ADR	3,089	71,047
		148,957
Regional Banks (2.99%)
PacWest Bancorp	1,480	57,113
Regions Financial Corporation	18,000	273,060
		330,173
Residential REITs (4.48%)
AvalonBay Communities, Inc.	1,300	250,796
Essex Property Trust, Inc.	900	244,080
		494,876
Retail REITs (1.91%)
National Retail Properties, Inc.	4,000	210,840

Specialized REITs (22.55%)
American Tower Corporation, Class A	2,500	432,100
Charter Hall Education Trust	79,301	179,810

Crown Castle International Corporation	2,000	234,120
CyrusOne, Inc.	1,200	65,040
Digital Realty Trust, Inc.	2,141	231,956
Extra Space Storage, Inc.	2,500	246,525
Gladstone Land Corporation	9,700	117,176
Global Self Storage, Inc.	26,000	103,740
Iron Mountain, Inc.	7,200	267,840
Jernigan Capital, Inc.	5,500	119,240
SBA Communications Corporation, Class A(a)	2,000	365,060
Weyerhaeuser Company	5,000	131,200
		2,493,807
Thrifts & Mortgage Finance (3.15%)
FS Bancorp, Inc.	2,791	135,503
Harleysville Financial Corporation	8,675	212,538
		348,041

Total Common Stocks (Cost $6,638,134)		9,959,658

EXCHANGE-TRADED FUNDS (2.11%)

Invesco China Real Estate ETF	8,500	233,130

Total Exchange-Traded Funds Cost ($144,153)		233,130

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date
CALL OPTIONS PURCHASED (0.90%)(a)
DR Horton, Inc.	50	$$192,250	$30.00	January 2020	49,250
Lennar Corporation	40	$189,680	37.50	January 2020	50,600

Total Call Options Purchased (Cost $87,723)					99,850

MONEY MARKET FUNDS (5.19%)

Federated Government Obligations Fund, Institutional Class, 2.26%(c)				573,498	573,498

Total Money Market Funds (Cost $573,498)					573,498

Total Investments (98.27%) (Cost $7,443,508)					10,866,136

Other Assets in Excess of Liabilities (1.73%)					191,103

NET ASSETS — 100.00%					$11,057,239

(a)	Non-income producing security.

(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2019 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.53%)
Lowe's Companies, Inc.	(26)	$(250,016)	$100 .00	January 2020	$(22,854)
SL Green Realty Corporation	(27)	(249,561)	90 .00	May 2019	(14,310)
Toll Brothers, Inc.	(45)	(166,230)	38 .00	January 2020	(21,600)

Total Written Call Options (Premiums Received $44,789)					$(58,764)

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2019, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$6,494,651	$590,545	$2,213,240	$4,365,159	$3,593,084
Gross unrealized depreciation	(848,603)	(508,166)	(385,656)	(694,113)	(188,235)
Net unrealized appreciation (depreciation) on investments	$5,646,048	$82,379	$1,827,584	$3,671,046	$3,404,849
Tax cost of investments	$10,817,140	$2,868,199	$3,759,758	$10,999,667	$7,402,523

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

January 31, 2019

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$-	$16,350,906	$-	(b)	$16,350,906
Money Market Funds	112,282	-	-		112,282
Total	$112,282	$16,350,906	$-		$16,463,188

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$2,702,096	$-	$643	(c)	$2,702,739
Exchange-Traded Funds	241,150	-	-		241,150
Money Market Funds	6,689	-	-		6,689
Total	$2,949,935	$-	$643		$2,950,578

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$369,626	$5,217,716	$-	$5,587,342
Total	$369,626	$5,217,716	$-	$5,587,342

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$14,670,713	$-	$-	$14,670,713
Total	$14,670,713	$-	$-	$14,670,713

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$9,959,658	$-	$-	$9,959,658
Exchange-Traded Funds	233,130	-	-	233,130
Call Options Purchased	-	99,850	-	99,850
Money Market Funds	573,498	-	-	573,498
Total	$10,766,286	$99,850	$-	$10,866,136

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: CBL Corporation Ltd.

(c)	Consists of the holding: Choppies Enterprises Ltd.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and forwards.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Written Options	$(22,854)	$(35,910)	$-	$(58,764)

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of CBL Corporation Ltd., an insurance company domiciled in New Zealand. A series of events occurred that resulted in the halting of the shares from trading on the NZX exchange. The factors considered in determining the fair value included nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company. CBL Corporation Ltd. was valued at $0 at January 31, 2019. There was no change in value since October 31, 2018, so no Level 3 reconciliation is needed.

The fair valued security (Level 3) held in the Africa Fund consisted of Choppies Enterprises Ltd., a food retail company domiciled in Botswana. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange. The factors considered in determining the fair value included nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the Level 3 reconciliation as of January 31, 2019:

Balance as of October 31, 2018	$-
Transfers in to Level 3	643
Transfers out of Level 3	-
Balance as of January 31, 2019	$643

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	3/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	3/20/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	3/20/2019